UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number:	811-04304

Exact Name of Registrant as Specified in Charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2013 - June 30, 2014

ITEM 1. PROXY VOTING RECORD.

========================= Delaware Core Plus Bond Fund =========================

HEALTHSOUTH CORPORATION

Ticker:       HLS            Security ID:  421924408

Meeting Date: MAY 01, 2014   Meeting Type: Annual

Record Date:  MAR 04, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director John W. Chidsey          For       For          Management

1.2   Elect Director Donald L. Correll        For       For          Management

1.3   Elect Director Yvonne M. Curl           For       For          Management

1.4   Elect Director Charles M. Elson         For       For          Management

1.5   Elect Director Jay Grinney              For       For          Management

1.6   Elect Director Joan E. Herman           For       For          Management

1.7   Elect Director Leo I. Higdon, Jr.       For       For          Management

1.8   Elect Director Leslye G. Katz           For       For          Management

1.9   Elect Director John E. Maupin, Jr.      For       For          Management

1.10  Elect Director L. Edward Shaw, Jr.      For       For          Management

2     Ratify Auditors                         For       For          Management

3     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

--------------------------------------------------------------------------------

INTELSAT SA

Ticker:       I              Security ID:  L5140P119

Meeting Date: JUN 19, 2014   Meeting Type: Annual/Special

Record Date:  MAY 09, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Receive Board's and Auditor's Reports   None      None         Management

2     Approve Financial Statements            For       For          Management

3     Approve Consolidated Financial          For       For          Management

      Statements and Statutory Reports

4     Approve Allocation of Income            For       For          Management

5     Approve Dividends on Series A           For       For          Management

      Preferred Shares

6     Approve Discharge of Directors          For       For          Management

7a    Elect John Diercksen as Director        For       For          Management

7b    Elect Robert Callahan as Director       For       For          Management

8a    Reelect Raymond Svider as Director      For       For          Management

8b    Reelect Egon Durban as Director         For       For          Management

8c    Reelect Justin Bateman as Director      For       For          Management

9     Approve Remuneration of Directors       For       For          Management

10    Renew Appointment of KPMG as Auditor    For       For          Management

11    Authorize Board to Repurchase Shares    For       Against      Management

1     Authorize Issuance of Equity or         For       Against      Management

      Equity-Linked Securities without

      Preemptive Rights up to Aggregate

      Nominal Amount of USD 10 Million

==================== Delaware Emerging Markets Debt Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Delaware Inflation Protected Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

By:	Patrick P. Coyne
Name:	Patrick P. Coyne
Title:	Chairman/President/
Chief Executive Officer
Date:	August 25, 2014